Consolidated Statements of Other Comprehensive Loss (FY) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net loss	$ (10,720)	$ (9,605)
Cumulative translation adjustment		(189)
Gain on disposition of investment in subsidiary		254
Comprehensive loss	(10,720)	(9,540)
Less: Comprehensive gain attributable to noncontrolling interests	(4)	651
Comprehensive loss attributable to the Company	$ (10,716)	$ (10,191)